Operating Segments - Segment Revenues and Profit (Loss) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment reporting
Number of operating segments | segment	2
Revenues	$ 119,371	$ 839,359
Cost of revenues	(119,371)	(742,048)
Gross Profit		97,311
Research and development	5,223,589	3,312,699
General and administrative	4,215,908	4,482,552
Adjusted loss from operations	(9,439,497)	(7,697,940)
Share-Based Compensation	329,815	370,182
Loss from operations	(9,439,497)	(7,697,940)
Other (expenses) income, net	763,807	(210,593)
Net loss before income taxes	(8,675,690)	(7,908,533)
Total Segments
Segment reporting
Revenues	119,371	839,359
Cost of revenues	(119,371)	(742,048)
Gross Profit		97,311
Research and development	4,483,623	2,652,761
General and administrative		138,332
Adjusted loss from operations	(4,483,623)	(2,693,782)
Share-Based Compensation	131,917	150,465
Amortization and depreciation Expense	4,070	4,587
Loss from operations	(4,619,610)	(2,848,834)
Other (expenses) income, net	(22,342)	25,267
Net loss before income taxes	(4,641,952)	(2,823,567)
Total Segments | Specialized BioTherapeutics
Segment reporting
Revenues	119,371	395,124
Cost of revenues	(119,371)	(395,124)
Research and development	4,233,771	2,524,356
General and administrative		138,332
Adjusted loss from operations	(4,233,771)	(2,662,688)
Share-Based Compensation	127,774	145,683
Amortization and depreciation Expense	3,489	3,932
Loss from operations	(4,365,034)	(2,812,303)
Other (expenses) income, net	(22,342)	25,267
Net loss before income taxes	(4,387,376)	(2,787,036)
Total Segments | Public Health Solutions
Segment reporting
Revenues		444,235
Cost of revenues		(346,924)
Gross Profit		97,311
Research and development	249,852	128,405
Adjusted loss from operations	(249,852)	(31,094)
Share-Based Compensation	4,143	4,782
Amortization and depreciation Expense	581	655
Loss from operations	(254,576)	(36,531)
Net loss before income taxes	(254,576)	(36,531)
Adjustments
Segment reporting
Research and development	135,987	155,052
Adjusted loss from operations	(135,987)	(155,052)
Share-Based Compensation	(131,917)	(150,465)
Amortization and depreciation Expense	(4,070)	(4,587)
Corporate
Segment reporting
Research and development	603,979	504,886
General and administrative	4,016,266	4,122,536
Adjusted loss from operations	(4,620,245)	(4,627,422)
Share-Based Compensation	197,898	219,717
Amortization and depreciation Expense	1,744	1,967
Loss from operations	(4,819,887)	(4,849,106)
Other (expenses) income, net	786,149	(235,860)
Net loss before income taxes	(4,033,738)	(5,084,966)
Adjustments.
Segment reporting
General and administrative	199,642	221,684
Adjusted loss from operations	(199,642)	(221,684)
Share-Based Compensation	(197,898)	(219,717)
Amortization and depreciation Expense	$ (1,744)	$ (1,967)